Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,426		1,372
Unpaid principal balance	1,375		1,327
Associated specific allowance	550		517
Average recorded investment	1,465	1,439
Interest income recognized	9	8
Interest income recognized on a cash basis	7	6
Gross impaired loans. | Consumer
Gross impaired loan details
Recorded investment	398		425
Unpaid principal balance	385		413
Associated specific allowance	146		130
Average recorded investment	417	399
Interest income recognized	4	2
Interest income recognized on a cash basis	3	0
Gross impaired loans. | Corporate and institutional
Gross impaired loan details
Recorded investment	1,028		947
Unpaid principal balance	990		914
Associated specific allowance	404		387
Average recorded investment	1,048	1,040
Interest income recognized	5	6
Interest income recognized on a cash basis	4	6
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,077		1,228
Unpaid principal balance	1,028		1,183
Associated specific allowance	550		517
Average recorded investment	1,154	1,139
Interest income recognized	7	5
Interest income recognized on a cash basis	5	3
Gross impaired loans with a specific allowance | Consumer
Gross impaired loan details
Recorded investment	334		378
Unpaid principal balance	321		366
Associated specific allowance	146		130
Average recorded investment	349	343
Interest income recognized	4	2
Interest income recognized on a cash basis	3	0
Gross impaired loans with a specific allowance | Mortgages
Gross impaired loan details
Recorded investment	149		141
Unpaid principal balance	141		133
Associated specific allowance	20		19
Average recorded investment	149	151
Interest income recognized	1	1
Interest income recognized on a cash basis	1	0
Gross impaired loans with a specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	68		85
Unpaid principal balance	65		82
Associated specific allowance	57		50
Average recorded investment	68	43
Interest income recognized	1	0
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	117		152
Unpaid principal balance	115		151
Associated specific allowance	69		61
Average recorded investment	132	149
Interest income recognized	2	1
Interest income recognized on a cash basis	2	0
Gross impaired loans with a specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	743		850
Unpaid principal balance	707		817
Associated specific allowance	404		387
Average recorded investment	805	796
Interest income recognized	3	3
Interest income recognized on a cash basis	2	3
Gross impaired loans with a specific allowance | Real estate.
Gross impaired loan details
Recorded investment	34		27
Unpaid principal balance	30		22
Associated specific allowance	14		16
Average recorded investment	35	40
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	498		675
Unpaid principal balance	469		650
Associated specific allowance	293		282
Average recorded investment	563	598
Interest income recognized	2	3
Interest income recognized on a cash basis	1	3
Gross impaired loans with a specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	205		142
Unpaid principal balance	203		141
Associated specific allowance	91		83
Average recorded investment	201	152
Interest income recognized	1	0
Interest income recognized on a cash basis	1	0
Gross impaired loans with a specific allowance | Governments and public institutions
Gross impaired loan details
Recorded investment	6		6
Unpaid principal balance	5		4
Associated specific allowance	6		6
Average recorded investment	6	6
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	349		144
Unpaid principal balance	347		144
Average recorded investment	311	300
Interest income recognized	2	3
Interest income recognized on a cash basis	2	3
Gross impaired loans without specific allowance | Consumer
Gross impaired loan details
Recorded investment	64		47
Unpaid principal balance	64		47
Average recorded investment	68	56
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Mortgages
Gross impaired loan details
Recorded investment	25		33
Unpaid principal balance	25		33
Average recorded investment	31	39
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	1		1
Unpaid principal balance	1		1
Average recorded investment	1	1
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	38		13
Unpaid principal balance	38		13
Average recorded investment	36	16
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	285		97
Unpaid principal balance	283		97
Average recorded investment	243	244
Interest income recognized	2	3
Interest income recognized on a cash basis	2	3
Gross impaired loans without specific allowance | Real estate.
Gross impaired loan details
Recorded investment	14		14
Unpaid principal balance	14		14
Average recorded investment	17	60
Interest income recognized	0	3
Interest income recognized on a cash basis	0	3
Gross impaired loans without specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	261		67
Unpaid principal balance	259		67
Average recorded investment	215	180
Interest income recognized	2	0
Interest income recognized on a cash basis	2	0
Gross impaired loans without specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	10		16
Unpaid principal balance	10		16
Average recorded investment	11	4
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0